VARIABLE INTEREST ENTITIES - Consolidated VIEs (Details) - USD ($) $ in Millions		Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS (LIABILITIES)
Cash and cash equivalents	[1]	$ 77	$ 64	$ 69	$ 55	$ 153	$ 116
Accounts receivable and other	[1]	41	47		41
Inventories	[1]	7	7		7
Other current assets	[1]	6	7		3
Equity investments	[1]	930	918		965
Plant, property and equipment	[1]	2,162	2,180		2,257
Other assets (Note 3)	[1]	1	1		1
Accounts payable and accrued liabilities	[1]	(26)	(29)		(34)
Accounts payable to affiliates	[1]	(7)	(8)		(8)
Distribution payable	[1]	(3)	(3)		(10)
Accrued interest	[1]	(13)	(10)		(8)
Current portion of long-term debt	[1]	(46)	(52)		(36)
Long-term debt	[1]	(1,804)	(1,859)		(1,935)
Other liabilities	[1]	(28)	(28)		(27)
Consolidated VIEs | Restricted VIEs
ASSETS (LIABILITIES)
Cash and cash equivalents		18	14		16
Accounts receivable and other		28	33		29
Inventories		6	6		6
Other current assets		4	6		6
Equity investments		930	918		965
Plant, property and equipment		1,140	1,146		1,180
Other assets (Note 3)		2	2		2
Accounts payable and accrued liabilities		(20)	(21)		(27)
Accounts payable to affiliates		(24)	(32)		(9)
Distribution payable		(3)	(3)		(10)
Accrued interest		(5)	(2)		(1)
Current portion of long-term debt		(46)	(52)		(36)
Long-term debt		(330)	(337)		(373)
Other liabilities		(26)	(25)		(24)
Deferred state income tax		$ (10)	$ (10)		$ (11)

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).